Income Taxes (Changes in Gross Amounts of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance at December 31	$ 6,935	$ 8,673
Additions based on tax positions related to the current year	819	757
Additions for tax positions of prior years	3,608	31
Settlements with taxing authorities	0	(2,257)
Reductions due to lapse of statute of limitations	(691)	(207)
Decrease from currency translation	104	(62)
Ending balance at December 31	$ 10,775	$ 6,935